Other Operating Income and Expenses (Tables)	12 Months Ended
Mar. 31, 2024
Analysis of income and expense [abstract]
Schedule of Other Operating Income and Expenses

	JPY (millions) For the Year Ended March 31
	2022	2023	2024
Other operating income:
Change in fair value of financial assets and liabilities associated with contingent consideration arrangements (Note 27)	¥11,195	¥—	¥—
Gain on sales of property, plant and equipment and investment property	1,148	2,094	144
Gain on divestment of business to Teva Takeda Yakuhin	1,414	6,807	588
Gain on divestment of business and subsidiaries	5,602	—	7,243
Change in estimate of liabilities related to SHP647	—	4,102	—
Other	23,762	12,421	11,404
Total	¥43,123	¥25,424	¥19,379

Other operating expenses:
Donations and contributions	¥8,255	¥7,685	¥7,009
Restructuring expenses (Note 23)	83,836	59,234	81,358
Change in fair value of financial assets and liabilities associated with contingent consideration arrangements (Note 27)	—	3,991	20,757
Valuation reserve for pre-launch inventories	20,723	9,466	11,052
Impairment of assets held for sale (Note 19)	—	4,693	1,685
Other	46,261	60,178	84,666
Total	¥159,075	¥145,247	¥206,527